INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic					$ (19,638)	$ (19,110)	$ (12,780)
Foreign					(2,507)	8	138
Loss before income taxes	$ (3,055)	$ (7,531)	$ (13,624)	$ (16,428)	$ (22,145)	$ (19,102)	$ (12,642)